Intangible assets, net (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Intangible assets
Accumulated amortization	¥ (6,518,422)		¥ (4,598,123)		$ (1,022,883)
Intangible assets, net	36,816,984		37,440,407		5,777,388
Insurance broker license			600,000	¥ 26,000,000
Amortization expenses	1,920,299	$ 301,337	1,800,749	¥ 834,884
Future amortization expenses
2022	1,910,149				299,744
2023	1,531,321				240,298
2024	1,316,290				206,555
2025	1,316,290				206,565
2026	1,312,187				205,911
License
Intangible assets
Intangible assets, Gross	26,600,000		26,600,000		4,174,120
Software and others
Intangible assets
Intangible assets, Gross	¥ 16,735,406		¥ 15,438,530		$ 2,626,150
Weighted Average Remaining Amortization Period in Years	3 years 10 days	3 years 10 days